September 4, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Institutional Reserves Funds (the "Registrant")
- Dreyfus Institutional Treasury Obligations Cash Advantage Fund

- Dreyfus Institutional Treasury Securities Cash Advantage Fund (the "Funds")
 1933 Act File No.: 333-148652
 1940 Act File No.: 811-22169
 CIK No.: 0001423799

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses and Statement of Additional Information for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 37 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 25, 2020.

Please address any comments or questions to my attention at (212) 922-4219.

Sincerely,

/s/ Teresa X. Vu
Teresa X. Vu
Analyst/Paralegal